Expense Example - Invesco High Yield Select ETF - Invesco High Yield Select ETF	Feb. 20, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 49
Expense Example, with Redemption, 3 Years	156
Expense Example, with Redemption, 5 Years	273
Expense Example, with Redemption, 10 Years	$ 615